Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Mine depreciation	$ 0	$ 0	$ 190
Total			511
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, inventories			17
Fuel and purchased power
Disclosure of products and services [line items]
Gas fuel costs	384	578	306
Coal fuel costs	177	146	164
Royalty, land lease, other direct costs	25	25	19
Purchased power	474	514	339
Mine depreciation	0	0	190
Salaries and benefits	0	0	36
Other operating expenses	0	0	0
Total	1,060	1,263	1,054
Fuel and purchased power | Coal
Disclosure of products and services [line items]
Mine depreciation			48
OM&A
Disclosure of products and services [line items]
Gas fuel costs	0	0	0
Coal fuel costs	0	0	0
Royalty, land lease, other direct costs	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits	254	263	234
Other operating expenses	285	258	277
Total	539	$ 521	511
Write-downs	$ 14		$ 28